Performance Management	Feb. 26, 2025
Intech S&P Large Cap Diversified Alpha ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Fund for the indicated periods.

The Fund intends to commence investment operations in February 2025 after the conversion of the Intech U.S. Enhanced Plus Fund LLC, an unregistered private investment fund (the “Predecessor Fund”) into shares of the Fund. The Predecessor Fund commenced operations on March 1, 2004. The Sub-Adviser was either the investment adviser or the sub-adviser for the Predecessor Fund for the entire performance period shown. The Predecessor Fund will transfer all its portfolio securities to the Fund.

The bar chart and the performance table below are for the Predecessor Fund prior to the commencement of the Fund’s operations. The Fund’s objectives, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Fund. The Predecessor Fund is a private investment fund structured as a commingled vehicle under Section 3(c)(7) of the Investment Company Act of 1940. The conversion of the Predecessor Fund into an exchange-traded fund (“ETF”) allows for operational and legal continuity for existing investors while enhancing the commingled structure with improved accessibility, tax efficiency, and lower fees.

Other accounts in the composite managed by the Sub-Adviser share a materially equivalent investment objective, policies, and restrictions to the Fund. These accounts are institutional separate accounts and were not considered for conversion into the Fund because they are managed under individual client agreements that cannot be transferred to a commingled vehicle.

The Predecessor Fund was managed in a materially equivalent way as the Sub-Adviser will manage the Fund, and its performance reflects its results prior to the conversion into the Fund. The Predecessor Fund was not registered under the 1940 Act and therefore was not subject to certain restrictions imposed by the 1940 Act on registered investment companies and by the Internal Revenue Code of 1986, as amended (the “Code”), on regulated investment companies. If the Predecessor Fund had been registered under the 1940 Act, the Predecessor Fund’s performance may have been adversely affected. Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future. Returns for the Fund’s shares prior to its commencement of operations reflect all charges, expenses, and fees of the Predecessor Fund, gross of any waivers. In addition, the Predecessor Fund did not charge a sales load.

The performance of the Predecessor Fund was calculated using standardized SEC calculation methodologies.

This bar chart shows the performance of the Predecessor Fund based on a calendar year.

Performance Past Does Not Indicate Future [Text]	Past performance before and after taxes does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and the performance table below illustrate some of the risks and volatility of an investment in the Fund for the indicated periods.
Bar Chart Does Not Reflect Sales Loads [Text]	In addition, the Predecessor Fund did not charge a sales load.
Bar Chart [Table]
Bar Chart Closing [Text Block]

During the period of time shown in the bar chart, the highest return for a calendar quarter was 21.40% (quarter ended June 30, 2020) and the lowest return for a calendar quarter was -19.87% (quarter ended March 31, 2020).

This table shows the Predecessor Fund’s average annual total returns for the periods ending December 31, 2024. The table also shows how the Predecessor Fund’s performance compares with a broad measure of market performance. The Predecessor Fund was organized as a Delaware limited liability company, did not qualify as a regulated investment company for federal income tax purposes, and did not pay dividends and distributions. As a result, we are unable to show the after-tax returns for the Predecessor Fund.

Highest Quarterly Return, Label [Optional Text]	highest return
Highest Quarterly Return	21.40%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest return
Lowest Quarterly Return	(19.87%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2024
Performance [Table]
	1 Year	3 Year	5 Year	10 Year	Since Inception (March 1, 2004)
Return Before Taxes	30.15%	10.00%	15.04%	12.91%	10.54%
Return After Taxes on Distributions	N/A	N/A	N/A	N/A	N/A
Return After Taxes on Distributions and Sale of Fund Shares	N/A	N/A	N/A	N/A	N/A

S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)	25.02%	8.94%	14.53%	13.10%	10.24%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Intech S&P Small-Mid Cap Diversified Alpha ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and the Index. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.IntechETFs.com.

Performance Past Does Not Indicate Future [Text]	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Performance Information Illustrates Variability of Returns [Text]	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance and the Index.
Performance One Year or Less [Text]	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	www.IntechETFs.com